Income Tax Expense (Benefit) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for credit losses	$ 4,589	$ 4,669
Securities	6,428	5,653
Other real estate owned	421	1,250
Deferred loan fees	450	437
Lease liability	352	255
Accrued / deferred compensation	763	835
Other	497	592
Total deferred tax assets	13,500	13,691
Deferred tax liabilities:
Premises and equipment	515	319
Mortgage servicing rights	0	365
Deferred loan costs	395	444
Pension	2,424	1,180
Right-of-use asset	343	246
Prepaid expenses	233	187
Other	61	38
Total deferred tax liabilities	3,971	2,779
Net deferred tax assets	$ 9,529	$ 10,912